EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity:
Equity
Note 8.   Equity

Common Stock Issuances

During the three months ended March 31, 2017, the Company:

(i)	Issued 183,071 shares of restricted common stock of the Company in exchange for services rendered by third-party consultants. The shares were valued at $183,071.

(ii)
On March 21, 2017 the Company offered to current warrant holders who participated in the Private Placement which closed on December 2, 2016, the opportunity to convert their warrants into common stock of the Company on the following terms. The offer terms included the exercise of seventeen (17) warrants for seventeen (17) shares of the Company’s common stock at an exercise price of $0.01 per share for every one hundred (100) warrants owned. The remaining eighty-three (83) warrants per hundred warrants owned would be cancelled. The offer was on an all-or-nothing basis to convert all warrants held by each warrant holder. Warrant holders have exercised 283,858 warrants, 283,858 shares of the Company’s common stock have been issued and 1,385,891 warrants were cancelled in connection with the warrant conversion offering.

Options Grants – Omnibus Incentive Plan

The Company may, from time to time, issue certain equity awards pursuant to our 2016 Omnibus Incentive Plan (the “2016 Plan”). The 2016 Plan was adopted by our Board of Directors on January 2, 2016 and was subsequently approved by our shareholders. The Company reserved 5,000,000 shares of common stock for issuance pursuant option grants under the 2016 Plan. During the three months ended March 31, 2017, the Company issued stock options to purchase a total of 450,000 shares of the Company’s common stock under the 2016 Plan, all with an exercise price of $1.00 per share, as follows:

(i)
Granted to the Chief Science Officer of NXPROC, a wholly owned subsidiary of the Company, 425,000 three-year incentive stock options to purchase 425,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in monthly increments of 35,416 shares, with the three-year term for each option beginning upon each date of vesting. The fair value of the options was determined to be $113,073 using the Black-Scholes Option Pricing Model.

(ii)
Granted to a Director appointed to the Board of Directors, three-year nonqualified stock options to purchase 50,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in quarterly increments of 12,500 shares at the end of each calendar quarter served as a Director of the Company, with the three-year term for each option beginning upon each date of vesting. The fair value of the options was determined to be $13,303 using the Black-Scholes Option Pricing Model.

(iii)
Granted to a second Director appointed to the Board of Directors, three-year nonqualified stock options to purchase 50,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in quarterly increments of 12,500 shares at the end of each calendar quarter served as a Director of the Company, with the three-year term for each option beginning upon each date of vesting. The fair value of the options was determined to be $13,303 using the Black-Scholes Option Pricing Model.

The options were valued at $139,679 using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.50%
Expected life	3.22 years
Expected dividends	0.00%
Expected volatility	50.78%
Fair value of the Company's common stock	$1.00

Aggregate options expense recognized for the three months ended March 31, 2017 was $91,416.

As of March 31, 2017, there were 2,218,000 shares available for grant under the 2016 Plan, excluding the 2,782,000 options outstanding.

Warrants

On February 1, 2016, the Company initiated a private placement for the sale of up to 5,500,000 units (the “Units”) at $1.00 per Unit (the “Private Placement”). Each Unit consists of one share of restricted common stock and one warrant to purchase one additional share of restricted common stock. The Private Placement was closed on December 2, 2016. The warrants have an exercise price of $2.00 per share and expire 36 months from the date of issue. The warrants have limited transferability to an affiliate of the holder only, cannot be sold as a warrant and do not contain cashless exercise provisions.

On March 21, 2017 the Company offered to current warrant holders who participated in the Private Placement which closed on December 2, 2016 , the opportunity to convert their warrants into common stock of the Company on the following terms. The offer terms included the exercise of seventeen (17) warrants for seventeen (17) shares of the Company’s common stock at an exercise price of $0.01 per share for every one hundred (100) warrants owned. The remaining eighty-three (83) warrants per hundred warrants owned would be cancelled. The offer was on an all-or-nothing basis to convert all warrants held by each warrant holder.

As of March 31, 2017, 2,458,761 warrants were outstanding.

As of March 31, 2017, 283,858 warrants have been exercised and 1,385,891 warrants have been cancelled.

As of March 31, 2017, a total of 2,458,761 shares of Common Stock of the Company have been reserved for issuance upon exercise of the warrants.

Stock option activity, both within and outside the Plan, and warrant activity for the year ended December 31, 2016, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at December 31, 2016	2,332,000	$1.00	4,128,510	$2.00
Granted	450,000	1.00	—
Canceled	—	—	1,385,891	2.00
Expired	—	—	—	—
Exercised	—	—	283,858	0.01
Outstanding at March 31, 2017	2,782,000	$1.00	2,458,761	$2.00
Exercisable at March 31, 2017	688,248	$1.00	2,458,761	$2.00

The range of exercise prices and remaining weighted average life of the options outstanding at March 31, 2017 were $1.00 to $1.00 and 3.21 to 9.12 years, respectively. The aggregate intrinsic value of the outstanding options at March 31, 2017 was $733,454.

The range of exercise prices and remaining weighted average life of the warrants outstanding at March 31, 2017 were $2.00 to $2.00 and 1.86 to 2.61 years, respectively. The aggregate intrinsic value of the outstanding warrants at March 31, 2017 was $148,649.

NOTE 10 –EQUITY

Common and Preferred Stock

The Company’s Articles of Incorporation authorize 75,000,000 shares of Common Stock, $0.001 par value, and 25,000,000 shares of Preferred Stock, $0.001 par value. The Articles of Incorporation were amended on February 22, 2016 to cancel the authorization of Preferred Stock.

Common Stock Issuances

On December 15, 2015, the Company issued 500,000 shares of its common stock to its Chief Operating Officer for the sum of $500 at the par value of $0.001. 212,000 shares of the 500,000 shares became vested upon issue and the remaining 288,000 shares shall vest over a 36 month period at the rate of 8,000 shares per month. Vesting began on January 1, 2016.  No other shares were issued during the year ended December 31, 2015.

During the year ended December 31, 2016, the Company:

(i)
Issued to its Interim Chief Financial Officer 252,000 shares of restricted Common Stock of the Company for certain accounting and budget-related services rendered as well as serving as Interim CFO until such time as a permanent CFO was hired. As of December 1, 2016 148,000 shares were vested and the remaining 104,000 shares vest at the rate of 8,000 shares per month over a term of 13 months from December 1, 2016. The shares were valued at $252.

(ii)
Issued to Rosellini Scientific, LLC 13,200,000 shares of Common Stock in exchange for 1,675,000 shares of common stock in Nuviant Medical Inc., a Nevada corporation, 175 shares of common stock in Emeritus Clinical Solutions, Inc., a Delaware corporation, 167 shares of common stock in MicroTransponder, Inc., a Delaware corporation, the assignment of one Federal NIH Grant in the amount of $218,377 and one State of Kentucky Matching Funds Grant in the amount of $150,000. Mr. Rosellini, the CEO of the Company, is the sole Member and Manager of Rosellini Scientific, LLC.  The shares had a fair value of $272,686 on the date of issuance and were valued based on the value of the contributed assets as the Company’s shares had no ascertainable value as of the date of issuance of the shares. This was in accordance with ASC 845, Nonmonetary Transactions, whereby nonmonetary assets acquired in exchange for another nonmonetary asset is the fair value of the asset surrendered or received, whichever is more clearly evident. In this case the value of the contributed assets was more ascertainable than the value of the shares issued.

On December 15, 2016, pursuant to the terms of the License Agreement, Mr. Rosellini sold, assigned and transferred any and all of his right, title and interest in and to the License owned by him related to the Siemens Patents to the Company pursuant to the Patent License Asset Purchase Agreement (the “Purchase Agreement”). As consideration for the transfer of the Siemens Patents and the License related thereto, the Company paid to Mr. Rosellini the sum of $140,000 in cash and will issue to Mr. Rosellini 3,050,000 shares of the Company’s restricted common stock valued at $3,050,000. The Company has not yet issued the shares of restricted common stock.

(iii)
Issued 1,800,000 shares of restricted common stock to its Vice President of Clinical Affairs in return for 214 shares of common stock of Emeritus Clinical Solutions, Inc., a Delaware corporation, and 60,000 shares of common stock of Nuviant Medical, Inc., a Nevada corporation. The shares had a fair value of $49,673 on the date of issuance and were valued based on the value of the contributed assets as the Company’s shares had no ascertainable value as of the date of issuance of the shares. This was in accordance with ASC 845, Nonmonetary Transactions, whereby nonmonetary assets acquired in exchange for another nonmonetary asset is the fair value of the asset surrendered or received, whichever is more clearly evident. In this case the value of the contributed assets was more ascertainable than the value of the shares issued.

(iv)
Issued 1,659,943 shares of common stock to the stockholders of NXDE, pursuant to the terms of the Merger Agreement (see Note 1 Business – Acquisition), in exchange for 10,222,137 shares of Series A Preferred Stock and 832,034 shares of Series B Preferred Stock, or 100% of the issued and outstanding preferred stock of NXDE. The shares had a fair value of $4,505,486 on the date of issuance.

(v)
Pursuant to the Merger Agreement and subsequent to the Merger, the Company exchanged $950,000 in NXDE stockholder loans and $337,564 in accrued interest related to those loans for 1,287,564 Units in the Private Placement at $1.00 per Unit, each Unit consisting of one share of restricted common stock and one warrant to purchase one additional share of restricted common stock. The warrants have an exercise price of $2.00 per share and expire 36 months from the date of issue. For information regarding the Private Placement, see Note 10 - Equity – Warrants, below.  The shares of Common Stock issued as part of the Units had a fair value of $1,287,564 on the date of issuance.

(vi)	As of December 31, 2016, $2,860,946 in Units were issued for cash in the Private Placement, resulting in 2,840,946 shares of restricted Common Stock being issued and 20,000 shares not yet issued.

(vii)	As of December 31, 2016, 146,500 shares of restricted Common Stock of the Company have been issued for certain legal services rendered to third-party consultants. The shares were valued at $146,500.

(viii)
As of December 31, 2016, 25,000 shares of restricted Common Stock of the Company have been issued for certain research and development consulting services rendered to third-party consultants. The shares were valued at $25,000.

Option Grants

The Company may, from time to time, issue certain equity awards pursuant to our 2016 Omnibus Incentive Plan (the “2016 Plan”). The 2016 Plan was adopted by our Board of Directors on January 2, 2016 and was subsequently approved by our shareholders on January 2, 2016. The Company reserved 5,000,000 shares of common stock for issuance pursuant option grants under the 2016 Plan. During the twelve months ended December 31, 2016, the Company issued stock options to purchase a total of 2,332,000 shares of the Company’s common stock under the 2016 Plan, all with an exercise price of $1.00 per share, as follows:

(i)
Granted to the Company’s Chief Innovation Officer 252,000 three-year nonqualified options to purchase 252,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in monthly increments of 7,000 shares, with the three-year term for each option beginning upon each date of vesting.  The fair value of the options was determined to be $47,056 using the Black-Scholes Option Pricing Model.

(ii)
Granted to the Company’s Vice President Clinical Affairs 252,000 three-year nonqualified options to purchase 252,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in monthly increments of 7,000 shares, with the three-year term for each option beginning upon each date of vesting.  The fair value of the options was determined to be $47,056 using the Black-Scholes Option Pricing Model.  The Vice President of Clinical Affairs resigned effective December 31, 2016 and all options granted to such officer were cancelled.

(iii)
Granted to Chief Clinical Engineering Officer 252,000 three-year nonqualified options to purchase 252,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in monthly increments of 7,000 shares, with the three-year term for each option beginning upon each date of vesting.  The fair value of the options was determined to be $47,056 using the Black-Scholes Option Pricing Model.

(iv)
Granted to the Vice President of Emerging Therapies 252,000 three-year nonqualified options to purchase 252,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in monthly increments of 7,000 shares, with the three-year term for each option beginning upon each date of vesting.  The fair value of the options was determined to be $42,113 using the Black-Scholes Option Pricing Model.

(v)
Granted to the Chief Financial Officer 306,000 three-year incentive stock options to purchase 306,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in monthly increments of 8,500 shares, with the three-year term for each option beginning upon each date of vesting.  The fair value of the options was determined to be $66,233 using the Black-Scholes Option Pricing Model.

(vi)
Granted 1,150,000 stock options to purchase shares of the Company’s Common Stock, consisting of 500,000 incentive stock options (“ISO”), and 650,000 non-qualified stock options (“NQSO”). With respect to the ISO options, 100,000 ISO options vested on the Effective Date, and 100,000 ISO options vested on January 1, 2017.  Additional lots of 100,000 ISO options each shall vest on January 1, 2018, 2019 and 2020. With respect to the NQSO options, 38,000 NQSO options vested on the Effective Date, and 17,000 NQSO options vested on January 1, 2017. An additional 17,000 options shall vest on the first day of each month thereafter until all NQSO options are fully vested on December 1, 2019. The exercise price of all options is $1.00 per share and the options shall expire in eight years from the date of vesting. The fair value of the options was determined to be $365,343 using the Black-Scholes Option Pricing Model.

(vii)
Granted to the Director of Clinical Research 120,000 three-year incentive stock options to purchase 120,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in monthly increments of 3,333 shares, with the three-year term for each option beginning upon each date of vesting.  The fair value of the options was determined to be $25,974 using the Black-Scholes Option Pricing Model.

The options were valued at $593,775 using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.68%
Expected life	6.73 years
Expected dividends	0.00%
Expected volatility	42.88.%
Fair value of Company's common stock	$1.00

Aggregate options expense recognized for the year ended December 31, 2016 was $82,284.

As of December 31, 2016, there were 2,668,000 shares available for grant under the 2016 Plan.

Warrants

On February 1, 2016, the Company initiated a private placement for the sale of up to 5,500,000 units (the “Units”) at $1.00 per Unit (the “Private Placement”). Each Unit consists of one share of restricted common stock and one warrant to purchase one additional share of restricted common stock. The Private Placement was closed on December 2, 2016. The warrants have an exercise price of $2.00 per share and expire 36 months from the date of issue. The warrants have limited transferability to an affiliate of the holder only, cannot be sold as a warrant and do not contain cashless exercise provisions. The warrants do not include any terms or contracts to issue additional shares and have no liquidation preferences or participation rights.

During the year ended December 31, 2016, the Company issued a total of 4,128,510 warrants to purchase shares of the Company’s common stock pursuant to the Private Placement, as follows:

(i)
Pursuant to the Merger Agreement, the Company exchanged $645,000 in NXDE stockholder loans and $176,482 in accrued interest related to those loans for 821,482 Units in the Private Placement at $1.00 per Unit, each Unit consisting of one share of restricted common stock and one warrant to purchase one additional share of restricted common stock, resulting in 821,482 warrants being issued.

(ii)
Subsequent to the Merger the Company exchanged $305,000 in NXDE stockholder loans and $161,082 in accrued interest related to those loans for 466,082 Units in the Private Placement at $1.00 per Unit, each Unit consisting of one share of restricted common stock and one warrant to purchase one additional share of restricted common stock, resulting in 466,082 warrants being issued.

(iii)
As of December 31, 2016, $2,860,946 in Units have been subscribed in the Private Placement associated with cash subscriptions, resulting in 2,840,946 warrants being issued and 20,000 warrants not yet issued.

As of December 31, 2016, no warrants have been exercised.

As of December 31, 2016, a total of 4,128,510 shares of Common Stock of the Company have been reserved for issuance upon exercise of the warrants.

Stock option activity, both within and outside the Plan, and warrant activity for the year ended December 31, 2016, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at January 2, 2016	—	$—	—	$—
Granted	2,584,000	1.00	4,128,510	2.00
Canceled	252,000	1.00	—	—
Expired	—	—	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2016	2,332,000	$1.00	4,128,510	$2.00
Exercisable at December 31, 2016	292,000	$1.00	4,128,510	$2.00

The range of exercise prices and remaining weighted average life of the options outstanding at December 31, 2016 were $1.00 to $1.00 and 3.88 to 9.45 years, respectively. The aggregate intrinsic value of the outstanding options at December 31, 2016 was $593,775.

The range of exercise prices and remaining weighted average life of the warrants outstanding at December 31, 2016 were $2.00 to $2.00 and 2.11 to 2.86 years, respectively. The aggregate intrinsic value of the outstanding warrants at December 31, 2016 was $262,590.